Notes Payable (Details Narrative) - USD ($)	Dec. 06, 2019	Dec. 15, 2017
Short-term Debt [Line Items]
Debt instrument maturity date	Jun. 06, 2020
Convertible Note Payable [Member] | Red Earth LLC [Member]
Short-term Debt [Line Items]
Debt instrument principal value		$ 900,000
Debt instrument maturity date		Oct. 15, 2018
Debt instrument conversion price		$ 0.75
Notes payable, description		The note accrued interest, commencing six months from the issuance date, at a rate equal to one half of one percent (0.50%) per annum.
Debt interest rate		0.50%